Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 183,813	₩ 133,384
Allocation of consideration between performance obligations [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	133,893	143,053
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	18,425	16,624
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	17,113	10,739
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	57,327	47,125
E Commerce Services [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	10	10
Security services [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	38,109
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 52,829	₩ 58,886